UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

               Investment Company Act file number    811-22080
                                                   -------------

                     First Trust Active Dividend Income Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
           ----------------------------------------------------------
                     (Name and address of agent for service)

     Registrant's telephone number, including area code:    630-241-4141
                                                          ----------------

                  Date of fiscal year end:     November 30
                                            ----------------

                Date of reporting period:    February 29, 2008
                                           ---------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 29, 2008 (UNAUDITED)




   SHARES                  DESCRIPTION                                VALUE
-----------  -----------------------------------------------      -------------
COMMON STOCKS - 88.1%
             Aerospace & Defense - 4.4%
     20,000  Lockheed Martin Corp.                                $  2,064,000
     30,000  Northrop Grumman Corp.                                  2,358,300
     12,000  United Technologies Corp.                                 846,120
                                                                  -------------
                                                                     5,268,420
                                                                  -------------
             BEVERAGES - 5.3%
     29,000  Coca-Cola (The) Co.                                     1,695,340
     57,500  Diageo Plc - ADR                                        4,720,750
                                                                  -------------
                                                                     6,416,090
                                                                  -------------
             CHEMICALS - 0.9%
     30,000  Dow Chemical Co.                                        1,130,700
                                                                  -------------

             COMMERCIAL BANKS - 5.2%
     42,000  Comerica, Inc.                                          1,522,080
    100,400  Lloyds TSB Group Plc - ADR                              3,596,328
     37,100  U.S. Bancorp                                            1,187,942
                                                                  -------------
                                                                     6,306,350
                                                                  -------------
             COMMUNICATON EQUIPMENT - 1.0%
     50,000  Cisco Systems, Inc.                                     1,218,500
                                                                  -------------

             COMPUTERS & PERIPHERALS - 1.3%
     50,100  Western Digital Corp.                                   1,546,587
                                                                  -------------

             CONSTRUCTION & ENGINEERING - 2.8%
     45,000  Chicago Bridge & Iron Co. N.V.                          2,093,400
      9,600  Fluor Corp.                                             1,336,800
                                                                  -------------
                                                                     3,430,200
                                                                  -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.8%
    240,900  Deutsche Telekom AG - ADR                               4,550,601
    100,000  Windstream Corp.                                        1,176,000
                                                                  -------------
                                                                     5,726,601
                                                                  -------------
             ELECTRICAL EQUIPMENT - 1.0%
     50,000  ABB Ltd. - ADR                                          1,252,000
                                                                  -------------

             ENERGY EQUIPMENT & SERVICES - 11.2%
     34,100  Diamond Offshore Drilling, Inc.                         4,120,303
     76,100  Halliburton Co.                                         2,914,630
     25,100  Schlumberger Ltd.                                       2,169,895
     20,000  Smith International, Inc.                               1,260,600
     54,200  Tidewater, Inc.                                         3,043,330
                                                                  -------------
                                                                    13,508,758
                                                                  -------------
             FOOD PRODUCTS - 1.5%
     39,300  Archer Daniels Midland Co.                              1,772,430
                                                                  -------------

             HEALTH CARE EQUIPMENT & SERVICES - 1.0%
     20,100  Baxter International, Inc.                              1,186,302
                                                                  -------------

             HOTELS, RESTAURANTS & LEISURE - 1.8%
     40,000  McDonald's Corp.                                        2,164,400
                                                                  -------------

             INDUSTRIAL CONGLOMERATES - 2.5%
     15,000  3M Co.                                                  1,176,000
     44,800  Tyco International Ltd.                                 1,794,688
                                                                  -------------
                                                                     2,970,688
                                                                  -------------
             INSURANCE - 0.4%
     20,000  OneBeacon Insurance Group Ltd.                            426,000
                                                                  -------------

             IT SERVICES - 1.5%
     45,000  Automatic Data Processing, Inc.                         1,797,750
                                                                  -------------

             LEISURE EQUIPMENT & PRODUCTS - 0.9%
     43,600  Hasbro, Inc.                                            1,123,572
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED) (a)
FEBRUARY 29, 2008 (UNAUDITED)




   SHARES                  DESCRIPTION                                VALUE
-----------     --------------------------------------------      -------------
COMMON STOCKS - (Continued)
                MACHINERY - 13.7%
     40,000     Cummins, Inc.                                     $  2,015,200
     34,800     Deere & Co.                                          2,965,308
     48,300     Illinois Tool Works, Inc.                            2,370,081
     71,000     Manitowoc Co., Inc.                                  2,892,540
     30,000     Paccar, Inc.                                         1,301,400
     36,200     Parker-Hannifin Corp.                                2,339,606
     40,000     Terex Corp.                                          2,698,000
                                                                  -------------
                                                                    16,582,135
                                                                  -------------
                METALS & MINING - 3.0%
     50,000     BHP Billiton Ltd. - ADR                              3,659,000
                                                                  -------------

                MULTI-UTILITIES - 2.8%
     53,800     Ameren Corp.                                         2,297,260
     26,700     Dominion Resources, Inc.                             1,066,398
                                                                  -------------
                                                                     3,363,658
                                                                  -------------
                OIL, GAS & CONSUMABLE FUELS - 10.0%
     46,100     Anadarko Petroleum Corp.                             2,938,414
     38,800     Apache Corp.                                         4,450,748
     10,000     Chevron Corp.                                          866,600
     16,000     Occidental Petroleum Corp.                           1,237,920
     70,500     Tesoro Corp.                                         2,618,370
                                                                  -------------
                                                                    12,112,052
                                                                  -------------
                REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%
    180,000     Annaly Capital Management, Inc.                      3,724,200
                                                                  -------------

                ROAD & RAIL - 2.2%
     50,000     Norfolk Southern Corp.                               2,644,500
                                                                  -------------

                SEMICONDUCTORS & SEMICONDUCTOR
                   EQUIPMENT - 0.9%
     57,200     Intel Corp.                                          1,141,140
                                                                  -------------

                TOBACCO - 4.9%
     13,800     Altria Group, Inc.                                   1,009,332
     23,100     Loews Corp. - Carolina Group                         1,739,199
     50,000     Reynolds American, Inc.                              3,186,000
                                                                  -------------
                                                                     5,934,531
                                                                  -------------

                TOTAL COMMON STOCKS - 88.1%                        106,406,564
                (Cost $106,513,987)

INVESTMENT COMPANIES - 0.9%
                ASSET MANAGEMENT & CUSTODY BANKS
     30,000     UltraShort Oil & Gas ProShares                       1,110,300
                (Cost $1,206,423)

SHORT-TERM INVESTMENTS - 10.5%
                ASSET MANAGEMENT & CUSTODY BANKS
 12,651,723     JP Morgan U.S. Government Money Market Fund         12,651,723
                                                                  -------------
                (Cost $12,651,723)

                TOTAL INVESTMENTS - 99.5%                          120,168,587
                (Cost $120,372,133) (b)

                NET OTHER ASSETS AND LIABILITIES - 0.5%                559,197
                                                                  -------------
                NET ASSETS - 100.0%                               $120,727,784
                                                                  =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Aggregate cost for federal income tax and financial reporting purposes.
ADR - American Depositary Receipt


             See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                 FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                      FEBRUARY 29, 2008 (UNAUDITED)

                  1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust Active Dividend Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of December 1, 2007, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     o Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of February 29, 2008 is as follows:

                 FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                      FEBRUARY 29, 2008 (UNAUDITED)

---------------------------------------------- -------------- -----------------
                 Valuation of Inputs           Investments in  Other Financial
                                                 Securities    Instruments (a)
---------------------------------------------- -------------- -----------------
Level 1 - Quoted Prices                         $107,516,864           -
---------------------------------------------- -------------- -----------------
Level 2 - Other Significant Observable Inputs     12,651,723           -
---------------------------------------------- -------------- -----------------
Level 3 - Significant Unobservable Inputs                  -           -
---------------------------------------------- -------------- -----------------
Total                                           $120,168,587           -
---------------------------------------------- -------------- -----------------

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of February 29, 2008, the Fund does not have any derivative instruments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                2. UNREALIZED APPRECIATION (DEPRECIATION)

As of February 29, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,017,970 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,221,516.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Active Dividend Income Fund

By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date  April 21, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date  April 21, 2008



By (Signature and Title)* /s/ Mark R. Bradley
                          ----------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  April 21, 2008



* Print the name and title of each signing officer under his or her signature.